Parent company accounts - Income statement and other comprehensive income (Parenthetical) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) employee	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£) employee
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 7,213	£ 6,356	£ 5,323
Total comprehensive income for the year	£ 9,167	£ 5,455	£ 6,379
Number of employees (full time equivalent) | employee	93,000	93,000	92,400
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 4,640	£ 4,082	£ 3,766
Total comprehensive income for the year	£ 4,640	£ 4,082	£ 3,766
Number of employees (full time equivalent) | employee	64	58	61